UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083
Name of Registrant: Vanguard Ohio Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Ohio (98.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,053
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,652
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,992
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	7,000	7,886
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,731
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,015	4,439
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,270	6,910
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,572
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,000	10,887
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.800%	9/1/17 LOC	600	600
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,087
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	959
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	71
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	122
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,184
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	61
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,833
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,558
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,022
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,371
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,400	11,555
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,780	11,929
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20 (Prere.)	1,215	1,334
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,750	5,390
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,000	4,504

American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,551
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/46	3,000	3,378
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,364
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	7,365	8,466
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	684
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,844
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,175
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,275
Berea OH City School District GO	4.000%	12/1/47 (15)	750	785
Berea OH City School District GO	4.000%	12/1/53 (15)	2,750	2,873
Bowling Green State University Ohio Revenue	5.000%	6/1/28	300	366
Bowling Green State University Ohio Revenue	5.000%	6/1/29	375	454
Bowling Green State University Ohio Revenue	5.000%	6/1/31	750	896
Bowling Green State University Ohio Revenue	5.000%	6/1/33	575	680
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,810
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,152
Bowling Green State University Ohio Revenue	5.000%	6/1/45	3,250	3,745
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	2,000	2,251
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/20 (Prere.)	2,000	2,265
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,522
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,195
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	1,390	1,580
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/20 (Prere.)	1,305	1,493
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,417
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,092
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,157
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,770	3,063
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	5,000	5,602
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	692
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,446
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,500	1,600
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	125
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,302

Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/35	300	327
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/36	500	542
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/47	1,435	1,527
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	1,000	1,207
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	1,100	1,262
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	3,300	3,731
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,157
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,400	5,583
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,830
Cincinnati OH GO	5.000%	12/1/18	1,000	1,052
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	5,115	5,947
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	1,585	1,843
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	1,000	1,163
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	1,000	1,163
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,325
Cincinnati OH Water System Revenue	4.000%	12/1/28	1,265	1,477
Cincinnati OH Water System Revenue	4.000%	12/1/29	2,500	2,885
Cleveland Heights OH City School District GO	4.500%	12/1/47	4,050	4,377
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,125
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	5,051
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,311
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,532
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,125
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,000	1,149
Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	399
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	569
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	451
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	338
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	604
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	600
Cleveland OH Income Tax Revenue	5.000%	10/1/37	6,000	6,937
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,159
Cleveland OH Municipal School District GO	5.000%	12/1/30	5,140	5,981
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,369
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,285
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	3,905
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,714
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,781
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,308
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,098
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,283
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,078
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,274
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,156
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.780%	9/7/17 LOC	5,900	5,900

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.780%	9/7/17	200	200
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	782
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/30	3,020	3,439
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,339
Columbus OH City School District GO	0.000%	12/1/29 (4)	2,000	1,422
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,589
Columbus OH City School District GO	5.000%	12/1/42	500	586
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,654
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,394
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/47	1,480	1,728
Columbus OH GO	5.000%	2/15/22	1,900	2,220
Columbus OH GO	4.000%	8/15/27	2,855	3,320
Columbus OH GO	5.000%	2/15/28	7,435	9,327
Columbus OH GO	5.000%	7/1/30	2,700	3,298
Columbus OH GO	5.000%	7/1/30	2,500	2,971
Columbus OH GO	5.000%	7/1/31	1,260	1,493
Columbus OH GO VRDO	0.750%	9/7/17	1,600	1,600
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,320	1,489
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,055	1,190
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	4,001
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,442
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,204
Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,124
Cuyahoga County OH (Convention Hotel
Project) COP	4.000%	12/1/34	1,290	1,363
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,132
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,501
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/27	1,880	2,198
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/28	3,000	3,417
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	2,000	2,235
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	2,500	2,718
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	4,000	4,390
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	2,500	2,785
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	2,700	2,867

Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	2,000	2,229
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	1,960
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,279
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,303
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,325
Cuyahoga OH Community College District
Revenue	5.000%	2/1/29	1,000	1,193
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,002
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,200
Elyria OH City School District GO	5.000%	12/1/29	505	608
Elyria OH School District GO	4.000%	12/1/51	4,685	4,846
Euclid OH City School District GO	4.750%	1/15/54	5,000	5,416
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,519
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,273
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,356
Franklin County OH GO	5.000%	12/1/26	3,000	3,741
Franklin County OH GO	5.000%	12/1/31	3,000	3,628
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,020
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,563
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,744
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	2,996
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,998
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,216
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/18 (Prere.)	1,500	1,569
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/19 (Prere.)	1,500	1,631
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/28	1,570	1,940
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/33	2,600	3,096
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,631
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	1,500	1,720
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,170
Fremont City OH School District GO	4.000%	1/15/55	2,000	2,073
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,632

Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,635
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,540
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,300	5,840
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,386
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,892
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,122
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	4,450	4,759
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,116
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	1,400	1,492
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,153
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	5,000	5,703
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.250%	8/15/47	3,000	3,136
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	3,000	3,405
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,544
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,753
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	5,000	6,084
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,500	1,814
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,645
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,829
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,729
Harrison Hills Ohio City School District Ohio GO	4.000%	11/1/54	2,720	2,814
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,147
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,003
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,785
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	15,850	17,783
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.840%	9/7/17	2,180	2,180
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,735
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,707
Lorain County OH Community College District
General Revenue	5.000%	6/1/21 (Prere.)	4,530	5,186
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,103
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,166

Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,776
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,419
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,550
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,364
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	2,926
Madison OH Local School District GO	5.250%	12/1/32	695	786
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,280
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	2,948
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,224
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,276
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,080	2,345
Miamisburg OH City School District GO	5.000%	12/1/33	675	796
Miamisburg OH City School District GO	5.000%	12/1/35	1,435	1,676
Miamisburg OH City School District GO	5.000%	12/1/36	500	583
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,362
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,080
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,447
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,309
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,743
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,264
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,434
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	11/12/23 (Prere.)	1,045	1,263
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	1,955	2,170
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,129
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.800%	9/1/17 LOC	3,400	3,400
North Olmsted OH School District GO	5.000%	12/1/44	3,750	4,241
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,545
North Royalton OH City School District GO	4.000%	12/1/33	1,000	1,085
North Royalton OH City School District GO	4.000%	12/1/34	1,500	1,621
North Royalton OH City School District GO	5.000%	12/1/47	3,000	3,425
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,525
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,198
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	1,997
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,428
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	12,430	14,243
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	1,000	1,178

Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	9,000	9,369
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,917
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,350
Northwest Local School District Ohio GO	4.000%	12/1/50	3,780	3,896
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,164
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,107
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,237
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	3,002
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,863
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/36	2,750	3,286
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,734
Ohio Common Schools GO VRDO	0.780%	9/7/17	6,295	6,295
Ohio GO	5.000%	5/1/27	5,350	6,443
Ohio GO	5.000%	11/1/28	10,000	12,147
Ohio GO	5.000%	4/1/30	1,770	1,981
Ohio GO	5.000%	2/1/31	4,500	5,150
Ohio GO	5.000%	4/1/31	1,230	1,373
Ohio GO	5.000%	5/1/32	5,000	5,959
Ohio GO	5.000%	5/1/36	4,950	5,827
Ohio GO	5.000%	3/15/37	9,745	11,392
Ohio GO	5.000%	5/1/37	4,320	5,076
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,421
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,241
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	2,888
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,069
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,017
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,481
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.800%	9/1/17	1,000	1,000

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.810%	9/1/17	300	300
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.820%	9/1/17	2,700	2,700
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,000	1,007
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	445	448
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,370	1,379
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,791
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,325
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	3,000	3,343
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	1,870	1,888
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,755
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/36	1,430	1,685
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	10/1/47	7,000	7,344
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,613
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,682
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	304
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,405	1,519
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	2,455	2,646
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,378
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,999
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,124
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,264
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	3,330	3,751
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,230
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,174
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,766
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,172

Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,138
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	2,185	2,475
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	849
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,762
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/28	2,000	2,511
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/29	2,000	2,490
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/30	1,000	1,235
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/31	1,000	1,224
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/32	1,000	1,217
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	2,000	2,420
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	2,175	2,357
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/36	3,000	3,229
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/39	3,000	3,191
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,006
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	6,000	6,338
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,431
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,255
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,549
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,130	1,167
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.100%	3/1/42	960	1,003
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,037
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/27	1,000	1,203
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	4,175	5,098
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,230
Ohio State University General Receipts
Revenue	5.000%	12/1/17	1,000	1,011
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	283
Ohio State University General Receipts
Revenue	5.000%	12/1/18	835	879
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	168
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	268

Ohio State University General Receipts
Revenue	5.000%	12/1/19	625	683
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	9,227
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	6,188
Ohio State University General Receipts
Revenue VRDO	0.750%	9/7/17	4,415	4,415
Ohio State University General Receipts
Revenue VRDO	0.750%	9/7/17	2,625	2,625
Ohio State University General Receipts
Revenue VRDO	0.760%	9/7/17	4,700	4,700
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,307
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,280
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	9,025	4,314
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	7,000	3,202
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,729
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	5,000	2,096
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	10,000	4,005
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	8,580	3,146
Ohio University General Receipts Revenue	5.000%	12/1/28	610	704
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,145
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,275
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,602
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,853
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,767
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,623
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/18 (4)	645	683
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/33	2,220	2,702
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/34	1,555	1,880
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,219
2 Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,000	1,092
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	4,845	6,064
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/31	2,450	3,020
Princeton OH City School District GO	5.000%	12/1/26	500	603
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,734
Revere OH Local School District GO	5.000%	12/1/42	3,025	3,405
Revere OH Local School District GO	5.000%	12/1/45	2,300	2,584
Rocky River OH City School District GO	5.375%	12/1/17	365	369
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/18 (Prere.)	10,040	10,651
Sandusky OH School District GO	5.000%	11/1/47	2,690	3,015
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	4,000	4,086
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	1,800	1,841
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,947

Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.500%	12/1/29	1,000	1,088
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/35	1,125	1,165
3 Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/34	500	547
Streetsboro OH City School District GO	5.250%	12/1/20 (Prere.)	1,965	2,233
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,247
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,624
Toledo OH Waterworks Revenue	5.000%	11/15/29	1,150	1,404
Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,688
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,546
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,070
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,061
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	1,872
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	595	603
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,602
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,174
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,365
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,000	2,335
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,108
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,126
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	560
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	560
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,183
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,151
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,230
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	2,000	2,302
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/47	3,525	4,085
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,122
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	989

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	694
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,095
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,373
Westlake OH City School District GO	5.000%	12/1/29	1,505	1,819
Westlake OH City School District GO	5.000%	12/1/30	1,440	1,739
Westlake OH City School District GO	4.000%	12/1/43	5,400	5,649
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,630
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,673
Winton Woods City OH School District GO	4.000%	11/1/53	2,000	2,039
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	758
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,596
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,144
Woodridge OH School District GO	4.000%	12/1/50	4,020	4,164
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,218
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,219
				1,168,326
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,187
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,562
				4,749
Total Tax-Exempt Municipal Bonds (Cost $1,117,914)				1,173,075
Total Investments (98.5%) (Cost $1,117,914)				1,173,075
Other Assets and Liabilities-Net (1.5%)				17,312
Net Assets (100%)				1,190,387

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the value of this security represented 0.2% of net assets.
2 Securities with a value of $518,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

Ohio Long-Term Tax-Exempt Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	322	38,157	80
2-Year U.S. Treasury Note	December 2017	110	23,794	—
Ultra Long U.S. Treasury Bond	December 2017	1	169	—
				80
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(135)	(18,431)	(97)
30-Year U.S. Treasury Bond	December 2017	(41)	(6,400)	(51)
10-Year U.S. Treasury Note	December 2017	(31)	(3,936)	(11)
				(159)
				(79)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Ohio Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,173,075	—
Futures Contracts—Assets[1]	31	—	—
Futures Contracts—Liabilities[1]	(71)	—	—
Total	(40)	1,173,075	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $1,118,367,000. Net unrealized appreciation of investment securities for tax purposes was $54,708,000, consisting of unrealized gains of $56,538,000 on securities that had risen in value since their purchase and $1,830,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD OHIO TAX FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.